Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Tax losses	$ 68,481	$ 48,046
Others	1,733	1,555
Total deferred tax assets	70,214	49,601
Less: Valuation allowance	(69,399)	(49,021)	$ (31,662)	$ (20,145)
Deferred tax assets	815	580
Deferred tax liabilities
Undistributed earnings from PRC entities	3,081	4,728
Others	77	108
Deferred tax liabilities	$ 3,158	$ 4,836